Research and development expenses and advertising expenses - Additional Information (Detail) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Research and Development Arrangement, Contract to Perform for Others [Line Items]
Research and development expenses	¥ 109,108	¥ 109,916	¥ 100,793
Advertising expenses	¥ 54,984	¥ 54,114	¥ 54,986